Segment Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 Segment	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Number of reportable segments	2
Number of customers individually accounting for more than ten percent of total operating revenues	No single customer accounted for more than 10% of our total operating revenues	No single customer accounted for more than 10% of our total operating revenues	No single customer accounted for more than 10% of our total operating revenues